Schedule of Contract Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Deferred revenue, opening balance	$ 170,094
Deferred revenue, closing balance	170,094	170,094
Total deferred revenue, opening balance	170,094
Total deferred revenue, closing balance	$ 170,094	$ 170,094